NYER MEDICAL GROUP, INC
1292 HAMMMOND STREET
BANGOR, MAINE  04401

207-942-5273 telephone
207-941-9392 fax

August 28, 2006


United States Securities and Exchange Commission
Washington, D.C.  20549

Cover letter

Via EDGAR  CORRESP

Re:  Nyer Medical Group, Inc.
Form 10-K for Fiscal Year Ended June 30, 2005
Filed September 27, 2005
Form 10-Q for Fiscal Quarter Ended September 30, 2005
Filed November 14, 2005
Form 10-Q for Fiscal Quarter Ended December 31, 2005
Filed February 14, 2006
Form 10-Q for Fiscal Quarter Ended March 31, 2006
Filed May 15, 2006

File No. 000-20175


Dear Ms. Jenkins:

I have attached responses to your letter dated August 14, 2006.

Sincerely,

/s/ Karen L. Wright
Karen L. Wright
Chief Executive Officer